Fees and Commissions Income (Tables)	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Details of Fees and Commissions Income
Details of fees and commissions income for the fiscal years ended March 31, 2023, 2024 and 2025 were as follows:

	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in millions)
Fees and commissions on deposits	¥49,804	¥36,692	¥36,218
Fees and commissions on remittances and transfers	147,499	151,919	160,638
Fees and commissions on foreign trading business	69,076	74,772	83,547
Fees and commissions on credit card business	233,109	252,706	276,605
Fees and commissions on security-related services	224,935	278,776	361,442
Fees and commissions on administration and management services for investment funds	282,156	318,057	340,007
Trust fees	131,069	129,393	140,491
Guarantee fees(1)	48,045	51,229	55,141
Insurance commissions	50,055	69,725	76,479
Fees and commissions on real estate business	68,407	68,439	71,619
Other fees and commissions(2)	400,750	478,957	583,540
Total	¥1,704,905	¥1,910,665	¥2,185,727

Notes:
(1)Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
(2)Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.